Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Transamerica Multi-Manager Alternative Strategies Portfolio | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%	[1],[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual fund operating expenses for Class A shares have been restated to reflect a reduction in distribution and service (12b-1) fees on Class A shares
1 year	rr_ExpenseExampleYear01	748
3 years	rr_ExpenseExampleYear03	1,163
5 years	rr_ExpenseExampleYear05	1,602
10 years	rr_ExpenseExampleYear10	2,818
1 year	rr_ExpenseExampleNoRedemptionYear01	748
3 years	rr_ExpenseExampleNoRedemptionYear03	1,163
5 years	rr_ExpenseExampleNoRedemptionYear05	1,602
10 years	rr_ExpenseExampleNoRedemptionYear10	2,818
Annual Return 2007	rr_AnnualReturn2007	5.88%
Annual Return 2008	rr_AnnualReturn2008	(19.12%)
Annual Return 2009	rr_AnnualReturn2009	19.16%
Annual Return 2010	rr_AnnualReturn2010	6.39%
Annual Return 2011	rr_AnnualReturn2011	(3.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.35%)
1 Year	rr_AverageAnnualReturnYear01	(8.60%)
5 Years	rr_AverageAnnualReturnYear05	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2006
Transamerica Multi-Manager Alternative Strategies Portfolio | A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.87%)
Transamerica Multi-Manager Alternative Strategies Portfolio | A | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.50%)
Transamerica Multi-Manager Alternative Strategies Portfolio | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.78%	[1]
1 year	rr_ExpenseExampleYear01	381
3 years	rr_ExpenseExampleYear03	862
5 years	rr_ExpenseExampleYear05	1,469
10 years	rr_ExpenseExampleYear10	3,109
1 year	rr_ExpenseExampleNoRedemptionYear01	281
3 years	rr_ExpenseExampleNoRedemptionYear03	862
5 years	rr_ExpenseExampleNoRedemptionYear05	1,469
10 years	rr_ExpenseExampleNoRedemptionYear10	3,109
1 Year	rr_AverageAnnualReturnYear01	(4.88%)
5 Years	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2006
Transamerica Multi-Manager Alternative Strategies Portfolio | I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%	[1]
1 year	rr_ExpenseExampleYear01	179
3 years	rr_ExpenseExampleYear03	554
5 years	rr_ExpenseExampleYear05	954
10 years	rr_ExpenseExampleYear10	2,073
1 year	rr_ExpenseExampleNoRedemptionYear01	179
3 years	rr_ExpenseExampleNoRedemptionYear03	554
5 years	rr_ExpenseExampleNoRedemptionYear05	954
10 years	rr_ExpenseExampleNoRedemptionYear10	2,073
1 Year	rr_AverageAnnualReturnYear01	(3.05%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
Transamerica Multi-Manager Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica Multi-Manager Alternative Strategies Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the "Waivers and/or Reductions of Charges" section on page 146 of the fund's prospectus and in the fund's statement of additional information (SAI) under the heading "Purchase of Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.

During the most recent fiscal year, the portfolio turnover rate for the fund was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to achieve its investment objective by investing its assets in a combination of underlying Transamerica Funds ("underlying funds").

•	Under normal circumstances, the fund expects to invest primarily in underlying funds that use alternative investment strategies or invest in alternative asset classes, including but not limited to:
•	Long-short and market-neutral strategies;
•	Bear-market strategies;
•	Tactical investment strategies (bond and/or equity);
•	Merger arbitrage;
•	Foreign currency trading strategies;
•	Real estate strategies;
•	Managed futures strategies;
•	Commodities and/or natural resources and/or precious metals; and
•	Non-core investments (such as micro-cap stocks, emerging markets equities, TIPS and foreign bonds).
•	Allocation of assets among the underlying funds is intended to achieve moderate capital appreciation with limited volatility and correlation with the mainstream equity and bond markets.
•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying fund has its own investment objective, principal investment strategies and investment risks. The "Underlying Funds" section of the prospectus lists the underlying funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying funds.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund's investment adviser, Transamerica Asset Management, Inc. (the "Investment Adviser"), may change the fund's asset allocation and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. Many factors affect the fund's performance. There is no assurance the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•	Arbitrage – Securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two or more securities may not perform as expected.
•	Asset Allocation – The Investment Adviser allocates the fund's assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund's return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.
•	Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the fund's yield will go down. To the extent that the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.
•	Commodities – To the extent the fund invests in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the fund will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The fund's investment exposure to the commodities markets may subject the fund to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates.
•	Credit– If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines, the value of your investment will decline. Junk bonds have a higher risk of default or are already in default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
•	Currency – The value of the fund's securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
•	Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. The fund may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund's investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.
•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.
•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.
•	Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.
•	Fixed-Income Securities – The market prices of fixed-income securities may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
•	Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.
•	High-Yield Debt Securities – High-yield debt securities, commonly referred to as "junk bonds," are securities that are rated below "investment grade" (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.
•	Interest Rate – Interest rates may go up, causing the value of the fund's investments to decline. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
•	Manager – The Investment Adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the Investment Adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
•	Market – The market prices of the fund's securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
•	Natural Resource-Related Securities – Because the fund invests in natural resource related securities, the fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the fund invests primarily in companies with natural resource assets, there is the risk that the fund will perform poorly during a downturn in natural resource prices.
•	Precious Metals-Related Securities – Investments in precious metals-related securities are considered speculative and are affected by a variety of worldwide economic, financial and political factors. Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metals prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
•	Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates.
•	REITs – Investing in real estate investment trusts ("REITs") involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT's performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
•	Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. The prices of securities of small capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds' shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table shows how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent any limitation of the fund's expenses, total returns would be lower. Index returns are since inception of the oldest share class.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table shows how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamericafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Return
Best Quarter:	06/30/2009	12.16%
Worst Quarter:	12/31/2008	-10.35%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes deduction of applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor's individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are presented for only one class and returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor's individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

Transamerica Multi-Manager Alternative Strategies Portfolio | Bank of America Merrill Lynch 3-Month Treasury Bill + 3% Wrap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	4.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%

[1]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds' fees and expenses.
[2]	Annual fund operating expenses for Class A shares have been restated to reflect a reduction in distribution and service (12b-1) fees on Class A shares.